Average Annual Total Returns - FidelityDiversifiedInternationalFund-KPRO - FidelityDiversifiedInternationalFund-KPRO - Fidelity Diversified International Fund	Dec. 30, 2023
Fidelity Diversified International Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(23.77%)
Past 5 years	2.47%
Past 10 years	5.65%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%